SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	May 31, 2020	Feb. 29, 2020
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued [Abstract]
Unrecognized Tax Benefits	$ 0	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	0	0
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Tax provision	0	0
Deferred Tax Assets, Net, Classification [Abstract]
Deferred tax assets		0
Net loss per ordinary share
Cash, FDIC Insured Amount	$ 250,000	$ 250,000
Warrant [Member]
Net loss per ordinary share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		6,683,813
Warrant [Member] | IPO [Member]
Net loss per ordinary share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,683,813